Financial instruments	3 Months Ended
Mar. 31, 2020
Financial instruments
Financial instruments

22.Financial instruments

The Group's principal financial instruments consisted of loans receivable, trade and other receivables, customer accounts and amounts due to banks, trade and other payables, cash and cash equivalents, long and short-term debt instruments and reserves at CBR. The Group has various financial assets and liabilities which arise directly from its operations. During the reporting period, the Group did not undertake trading in financial instruments.

The fair value of the Group's financial instruments as of March 31, 2020 and December 31, 2019 is presented by type of the financial instrument in the table below:

		As of December 31, 2019		As of March 31, 2020
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt instruments	AC	3,825	3,913	5,331	5,360
Debt instruments	FVOCI	1,294	1,294	1,082	1,082
Long-term loans	AC	249	249	249	249
Long-term loans	FVPL	16	16	15	15
Total financial assets		5,384	5,472	6,677	6,706

Financial instruments used by the Group are included in one of the following categories:

•	AC – accounted at amortized cost;
•	FVOCI – accounted at fair value through other comprehensive income;
•	FVPL – accounted at fair value through profit or loss.

Carrying amounts of cash and cash equivalents, short-term loans issued, short-term deposits placed, debt, accounts receivable and payable, reserves at CBR, lease liabilities, customer accounts and amounts due to banks approximate their fair values largely due to short-term maturities of these instruments.

Debt instruments of the Group mostly consist of RUB nominated government and high-quality corporate bonds with interest rate 6.4% - 10.75% and maturity up to May 2033. Some of debt securities are pledged (Note 20).

Long-term loans generally represent RUB nominated loans to Russian legal entities and have a maturity up to seven years. For the purpose of fair value measurement of these loans the Group uses comparable marketable interest rate which is in range of 8‑35%.

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss

Long-term loans	March 31, 2020	15	—	—	15

Assets accounted at fair value through other comprehensive income

Debt securities	March 31, 2020	1,082	1,082	—	—

Assets for which fair values are disclosed

Debt securities	March 31, 2020	5,360	5,360	—	—
Long-term loans	March 31, 2020	249	–	—	249

Assets accounted at fair value through profit or loss

Long-term loans	December 31, 2019	16	—	—	16

Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2019	1,294	1,294	—	—

Assets for which fair values are disclosed

Debt instruments	December 31, 2019	3,913	3,913	—	—
Long-term loans	December 31, 2019	249	–	—	249

There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the three months ended March 31, 2020.

The Group uses the following IFRS hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;
•	Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly;
•	Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

With regard to the level 3 assessment of fair value, management believes that no reasonably possible change in any of the unobservable inputs would be sensitive for financial assets accounted at fair value.

Valuation methods and assumptions

The fair value of the financial assets and liabilities are evaluated at the amount the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Long-term fixed-rate loans issued are evaluated by the Group based on parameters such as interest rates, terms of maturity, specific country and industry risk factors and individual creditworthiness of the customer.